SPDR INDEX SHARES FUNDS

State Street® SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF

(the “Fund”)

Supplement dated November 4, 2026 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),

each dated January 31, 2026, as may be supplemented from time to time

Effective immediately, the Fund’s registration statement is being updated to reflect that: (i) the Fund is classified as “diversified” under the Investment Company Act of 1940; (ii) the Fund may become non-diversified solely as a result of tracking its index, the MSCI Emerging Markets ex Fossil Fuels Index (the “Index”) (e.g., as a result of changes in weightings of one or more component securities); and (iii) if the Fund crosses from diversified to non-diversified due to tracking the Index, shareholder approval will not be sought. Accordingly, effective immediately:

1)	The following is added at the end of the first paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in the Fund’s Prospectus and Summary Prospectus:

The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non-diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

2)	The following discussion replaces the current “Non-Diversification Risk” in the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Fund’s Prospectus and Summary Prospectus:

Non-Diversification Risk: The Fund may become “non-diversified” for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). To the extent the Fund becomes “non-diversified,” the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds.

3)	The “DIVERSIFICATION STATUS” chart in the “INVESTMENT POLICIES” section of the SAI is updated to reflect the Fund is classified as diversified.

4)	The third paragraph in the “DIVERSIFICATION STATUS” discussion in the “INVESTMENT POLICIES” section of the SAI is replaced with the following:

Each Fund seeks to track the performance of its respective Index. The composition of each Index may fluctuate between non-diversified and diversified solely due to changes in weightings of one or more Index components. As a result, a Fund’s diversification status may also fluctuate between non-diversified and diversified depending on the composition of, and to approximately the same extent as, its respective Index. To the extent the State Street SPDR MSCI ACWI Climate Paris Aligned ETF, State Street SPDR MSCI ACWI ex-US ETF, State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, State Street SPDR MSCI EAFE StrategicFactors ETF, State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF, State Street SPDR MSCI Emerging Markets StrategicFactors ETF, State Street SPDR MSCI World StrategicFactors ETF, State Street SPDR Portfolio Developed World ex-US ETF, State Street SPDR Portfolio Emerging Markets ETF, State Street SPDR Portfolio Europe ETF, State Street SPDR Portfolio MSCI Global Stock Market ETF, State Street SPDR S&P Emerging Markets Dividend ETF, State Street SPDR S&P Emerging Markets Small Cap ETF, State Street SPDR S&P Global Dividend ETF, State Street SPDR S&P International Dividend ETF, State Street SPDR S&P International Small Cap ETF, or State Street SPDR S&P Emerging Asia Pacific ETF become non-diversified solely as a result of tracking its respective Index (e.g., changes in weightings of one or more component securities), such a Fund will not seek shareholder approval if and when the Fund shifts from diversified to non-diversified.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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